Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2026
Stock-Based Compensation [Abstract]
Schedule of Share Option Plan

The following is a summary of the status of the Company’s share option plan as of September 30, 2026:

	Nine months ended
	September 30, 2026
	Number of Options	Weighted-Average Exercise price
Options outstanding as of December 31, 2025	15,857,856	$1.81
Granted during the period	722,628	$1.81
Exercised during the period	(2,682,406)	$0.82
Forfeited during the period	(747,793)	$2.46
Options outstanding as of September 30, 2026	13,150,285	$1.98
Options exercisable as of September 30, 2026	6,707,496	$1.23

Schedule of Information about Stock Options Outstanding

The following table summarizes information about stock options outstanding as of September 30, 2026:

Outstanding as of September 30, 2026					Exercisable as of September 30, 2026
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	5,574,854	3.39	0.82	5,909	5,574,854	3.39	0.82	5,909
$1.66-$1.87	372,539	5.80	1.66	82	202,127	5.39	1.66	44
$2.00-$2.13	2,730,710	6.27	2.00	-	37,140	5.00	2.13	-
$2.27	894,460	5.36	2.27	-	15,653	5.93	2.27	-
$2.39-$2.41	538,709	3.04	2.40	-	538,709	3.04	2.40	-
$3.25	1,350,000	2.21	3.25	-	-	-	-	-
$4.25	1,350,000	6.21	4.25	-	-	-	-	-
$4.99	147,306	1.01	4.99	-	147,306	1.01	4.99	-
$5.36	131,250	0.08	5.36	-	131,250	0.08	5.36	-
$7.58	56,920	1.74	7.58	-	56,920	1.74	7.58	-
$9.07	3,537	2.21	9.07	-	3,537	2.21	9.07	-

Schedule of Fair Value of Options Grants

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the nine months ended on September 30, 2026	For the nine months ended on September 30, 2025
Expected term	4-5	4-5
Expected volatility	68.19%-71.68%	59.63%-65.99%
Expected dividend rate	0%	0%
Risk-free rate	3.65%-4.76%	3.70%-4.36%

Schedule of Classification of the Stock Options Expenses

The following table presents the classification of the stock options expenses for the periods indicated:

	Nine months ended September 30		Three months ended September 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Cost of revenue	61	62	21	25
Research and development	300	296	217	67
Sales and marketing	79	131	49	47
General and administrative	1,056	530	224	219
Total stock-based compensation	1,496	1,019	511	358

Schedule of Company’s RSU’s

The following is a summary of the status of the Company's RSU's as of September 30, 2026, as well as changes during the period of nine months ended September 30, 2026:

	Number of RSUs	Weighted-Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,602,317	$2.95
Granted during the period	4,828,811	$1.41
Vested during the period	(3,337,603)	$3.17
Forfeited during the period	(1,449,877)	$2.56
Outstanding at the end of the period	8,643,648	$2.07

Schedule of Classification of RSU's Expenses

The following table presents the classification of RSU's expenses for the periods indicated:

	Nine months ended September 30		Three months ended September 30
	2026	2025	2026	2025
	U.S. dollars in thousands
Cost of revenue	557	689	186	230
Research and development	3,796	5,255	1,264	1,729
Sales and marketing	1,844	2,775	591	800
General and administrative	1,528	1,932	423	612
Total stock-based compensation-RSUs	7,725	10,651	2,464	3,371